COMMITMENTS AND CONTINGENT LIABILITIES (Contingent Consideration) (Details) - Turbochrome Ltd. [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Oct. 19, 2015
Loss Contingencies [Line Items]
Ownership percentage acquired			100.00%
Acquired value of purchasing shares			$ 3,500
Contingent considerations other long-term liabilities	$ 140	$ 140
Earn-out Payment		$ 500
Maximum [Member]
Loss Contingencies [Line Items]
Excpected earn-out payment			$ 2,000